CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,257	$ 50,311
Short-term and restricted bank deposits	14,008	13,825
Trade receivables (net of allowance for doubtful accounts of $ 918 and $ 1,461 at December 31, 2010 and 2011, respectively)	30,923	26,321
Other receivables and prepaid expenses	4,822	4,896
Deferred tax assets	2,600	2,287
Inventories	20,415	16,279
Total current assets	101,025	113,919
LONG-TERM ASSETS:
Long-term and restricted bank deposits	9,120	0
Long-term marketable securities	23,823	0
Investment in an affiliated company	1,251	1,317
Deferred tax assets	2,600	2,261
Severance pay funds	15,410	15,039
Total long-term assets	52,204	18,617
PROPERTY AND EQUIPMENT, NET	3,368	3,703
INTANGIBLE ASSETS, NET	3,985	5,310
GOODWILL	32,095	32,095
Total assets	192,677	173,644
LIABILITIES AND EQUITY
Short-term loan and current maturities of long-term bank loans	10,243	6,000
Trade payables	12,362	13,519
Other payables and accrued expenses	18,102	24,168
Deferred revenues	5,235	3,695
Total current liabilities	45,942	47,382
LONG-TERM LIABILITIES:
Accrued severance pay	16,106	15,821
Senior convertible notes	353	353
Long-term banks loans	22,912	9,750
Deferred revenues and other liabilities	1,345	1,158
Total long-term liabilities	40,716	27,082
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2010 and 2011; Issued: 48,595,373 shares at December 31, 2010 and 49,159,897 shares at December 31, 2011; Outstanding: 41,203,017 shares at December 31, 2010 and 40,562,784 shares at December 31, 2011	119	128
Additional paid-in capital	196,021	191,277
Treasury stock - 7,392,356 shares as of December 31, 2010 and 8,597,113 shares at December 31, 2011	(29,055)	(25,057)
Accumulated other comprehensive income (loss)	(240)	822
Accumulated deficit	(60,826)	(67,990)
Total equity	106,019	99,180
Total liabilities and equity	$ 192,677	$ 173,644